Consolidated Statements of Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid In Capital	Accumulated Other Comprehensive Income (loss)	Distributions to Stockholders	Accumulated Deficit	Noncontrolling Interests
Balance at Dec. 31, 2008	$ 323,616	$ 40	$ 443,808	$ (1,885)	$ (74,755)	$ (58,635)	$ 15,043
Balance, shares at Dec. 31, 2008		4,032,563
Issuance of common stock	9,437	1	9,436
Issuance of common stock, shares		103,072
Cumulative effect of change in accounting principle	(157)					(53)	(104)
Net loss	(41,816)					(39,611)	(2,205)
Other comprehensive income (loss)	1,846			1,846
Cash contributed from noncontrolling interests	639						639
Cash distributed to noncontrolling interests	(793)						(793)
Distributions declared	(3,606)				(3,606)
Balance at Dec. 31, 2009 (Scenario, Previously Reported)	289,323	41	453,244	(39)	(78,361)	(98,246)	12,684
Balance at Dec. 31, 2009	289,166	41	453,244	(39)	(78,361)	(98,299)	12,580
Balance, shares at Dec. 31, 2009 (Scenario, Previously Reported)		4,135,635
Balance, shares at Dec. 31, 2009		4,135,635
Net loss	(36,730)					(35,640)	(1,090)
Other comprehensive income (loss)	501			501
Cash contributed from noncontrolling interests	529						529
Cash distributed to noncontrolling interests	(757)						(757)
Distributions declared
Balance at Dec. 31, 2010	252,709	41	453,244	462	(78,361)	(133,939)	11,262
Balance, shares at Dec. 31, 2010		4,135,635
Issuance of common stock	617		617
Issuance of common stock, shares		11,505
Net loss	(19,638)					(19,388)	(250)
Other comprehensive income (loss)	(140)			(140)
Cash contributed from noncontrolling interests	756						756
Cash distributed to noncontrolling interests	(950)						(950)
Distributions declared	(2,275)				(2,275)
Balance at Dec. 31, 2011	$ 231,079	$ 41	$ 453,861	$ 322	$ (80,636)	$ (153,327)	$ 10,818
Balance, shares at Dec. 31, 2011		4,147,140